Segment reporting	6 Months Ended
Jun. 30, 2019
Segment reporting
Segment reporting

13         Segment reporting

The Company operates from the Netherlands, Belgium, the United States and Japan. Revenues are invoiced by the subsidiary in Belgium and are generated by external customers geographically located as shown in the table below.

	Revenue from
	External
	Customers
	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Netherlands	€—	€214
Denmark	128	859
Belgium	1,498	—
Switzerland	15,310	527
United States	—	—
Luxembourg	26,596	16,310
Total	€43,532	€17,910

Information about major clients:

The Company received €43.5 million of revenue from its external customers in the six months ended June 30, 2019, compared to €17.9 million over the six months ended June 30, 2018, of which in the six monhs ended June 30, 2019 €26.6 million came from the Company’s largest client, €15.3 million from its second-largest client and €1.5 million from its third-largest client, compared to, respectively, €16.3 million, €0.9 million and €0.5 million in the six months ended June 30, 2018.